Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2012
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate declining balance basis	30.00%
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate declining balance basis	20.00%